Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 10.6%
Entertainment 1.0%
Activision Blizzard, Inc.	71,382	5,524,253
Interactive Media & Services 7.2%
Alphabet, Inc., Class A(a)	7,441	19,893,662
Alphabet, Inc., Class C(a)	5,954	15,869,256
Twitter, Inc.(a)	22,800	1,376,892
Total		37,139,810
Media 2.3%
Comcast Corp., Class A	49,525	2,769,933
Discovery, Inc., Class C(a)	78,600	1,907,622
Fox Corp., Class A	181,000	7,259,910
Total		11,937,465
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.(a)	3,500	447,160
Total Communication Services		55,048,688
Consumer Discretionary 2.6%
Internet & Direct Marketing Retail 2.6%
eBay, Inc.	190,729	13,288,089
Total Consumer Discretionary		13,288,089
Health Care 0.1%
Biotechnology 0.1%
Eiger BioPharmaceuticals, Inc.(a)	86,861	580,232
Total Health Care		580,232
Industrials 1.6%
Electrical Equipment 1.6%
Bloom Energy Corp., Class A(a)	443,101	8,294,851
Total Industrials		8,294,851
Information Technology 84.3%
Communications Equipment 5.6%
Arista Networks, Inc.(a)	9,847	3,383,823
Cisco Systems, Inc.	54,500	2,966,435
F5 Networks, Inc.(a)	39,000	7,752,420
Lumentum Holdings, Inc.(a)	66,550	5,559,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Plantronics, Inc.(a)	202,523	5,206,867
Telefonaktiebolaget LM Ericsson, ADR	339,500	3,802,400
Total		28,671,532
Electronic Equipment, Instruments & Components 1.3%
Advanced Energy Industries, Inc.	76,127	6,680,144
IT Services 7.4%
DXC Technology Co.(a)	67,500	2,268,675
Fidelity National Information Services, Inc.	37,300	4,538,664
Fiserv, Inc.(a)	48,076	5,216,246
GoDaddy, Inc., Class A(a)	100,685	7,017,744
Pagseguro Digital Ltd., Class A(a)	64,141	3,317,373
Thoughtworks Holding, Inc.(a)	94,048	2,700,118
Visa, Inc., Class A	58,425	13,014,169
Total		38,072,989
Semiconductors & Semiconductor Equipment 35.2%
Analog Devices, Inc.	75,894	12,710,727
Applied Materials, Inc.	144,386	18,586,810
Broadcom, Inc.(b)	43,125	20,912,606
Intel Corp.	67,016	3,570,612
Lam Research Corp.(b)	62,872	35,783,599
Marvell Technology, Inc.	253,663	15,298,416
Microchip Technology, Inc.	7,100	1,089,779
Micron Technology, Inc.	145,560	10,331,849
NXP Semiconductors NV	37,800	7,403,886
Qorvo, Inc.(a)	20,275	3,389,777
Rambus, Inc.(a)	102,500	2,275,500
Renesas Electronics Corp.(a)	439,100	5,404,162
SMART Global Holdings, Inc.(a)	66,445	2,956,803
Synaptics, Inc.(a)	122,329	21,986,191
Teradyne, Inc.(b)	185,807	20,284,550
Total		181,985,267
Software 22.2%
Cerence, Inc.(a)	71,392	6,861,485
Cognyte Software Ltd.(a)	31,424	645,763
Dropbox, Inc., Class A(a)	417,735	12,206,217
Fortinet, Inc.(a)	34,869	10,183,143
Columbia Seligman Premium Technology Growth Fund, Inc. | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Freshworks, Inc., Class A(a)	6,862	292,939
Intapp, Inc.(a)	21,063	542,583
McAfee Corp., Class A	146,794	3,245,615
Microsoft Corp.	63,300	17,845,536
NortonLifeLock, Inc.	349,248	8,835,974
Oracle Corp.	67,400	5,872,562
Palo Alto Networks, Inc.(a)	24,461	11,716,819
SailPoint Technologies Holdings, Inc.(a)	36,819	1,578,799
Salesforce.com, Inc.(a)	21,500	5,831,230
Splunk, Inc.(a)	7,200	1,041,912
Synopsys, Inc.(a)	58,752	17,590,936
Tenable Holdings, Inc.(a)	28,600	1,319,604
Verint Systems, Inc.(a)	32,924	1,474,666
Xperi Holding Corp.	340,888	6,422,330
Zendesk, Inc.(a)	9,800	1,140,622
Total		114,648,735
Technology Hardware, Storage & Peripherals 12.6%
Apple, Inc.(b)	181,300	25,653,950
Dell Technologies, Inc.(a)	79,079	8,227,379
HP, Inc.	268,257	7,339,511
NetApp, Inc.	142,500	12,790,800
Western Digital Corp.(a)	196,849	11,110,158
Total		65,121,798
Total Information Technology		435,180,465
Total Common Stocks (Cost $241,660,248)		512,392,325

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(d)	4,419,905	4,419,463
Total Money Market Funds (Cost $4,419,463)		4,419,463
Total Investments in Securities (Cost: $246,079,711)		516,811,788
Other Assets & Liabilities, Net		(362,735)
Net Assets		516,449,053

At September 30, 2021, securities and/or cash totaling $64,630,600 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
2	Columbia Seligman Premium Technology Growth Fund, Inc. | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	9,894,909	68,782,565	(74,258,011)	—	4,419,463	—	4,006	4,419,905
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund, Inc. | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT221_12_L01_(11/21)